Document and Entity Information	Mar. 07, 2024
Cover [Abstract]
Security 12b Title	Class S Common Stock, par value $0.01 per share
Trading Symbol	orcic
Amendment Flag	false
Entity Central Index Key	0001812554
Document Type	8-K
Document Period End Date	Mar. 07, 2024
Entity Registrant Name	BLUE OWL CREDIT INCOME CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01369
Entity Tax Identification Number	85-1187564
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false